Intangible Asset Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Intangible Assets [Line Items]
Impairment loss on intangible assets	¥ 12,767	$ 1,857	¥ 38,862	¥ 2,889
Amortization expense of intangible assets	¥ 39,863	$ 5,798	¥ 91,145	¥ 116,903